TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 0	$ 18,997
Sales tax receivable	28,138	42,844
Income tax receivable	10,005	1,419
Other	1,474	1,386
Trade and other current receivables	$ 39,617	$ 64,646